                         Columbia Dividend Income Fund

                Supplement to Prospectus Dated February 1, 2004
                             Class A, B & C Shares
                  (Replacing Supplement Dated June 25, 2004)

1. Effective October 1, 2004, the information in the charts under the headings "Annual Fund Operating Expenses" and "Example Expenses" is being replaced in its entirety with the following:

 Annual Fund Operating Expenses (deducted directly from Fund assets)

                                                  Class A   Class B Class C
     Management fee/(7)/ (%)                      0.82       0.82    0.82
     ----------------------------------------------------------------------
     Distribution and service (12b-1) fees (%)    0.25/(8)/  1.00    1.00
     ----------------------------------------------------------------------
     Other expenses/(9)/ (%)                      0.38       0.38    0.38
     ----------------------------------------------------------------------
     Total annual fund operating expenses (%)     1.45       2.20    2.20
     ----------------------------------------------------------------------
        Expense reimbursement/waiver/(10)/ (%)    0.40       0.40    0.40
     ----------------------------------------------------------------------
        Net expenses/(10)/ (%)                    1.05       1.80    1.80

(7) The Fund pays a management fee of 0.75% and an administrative fee of 0.07%.
(8) The Fund may pay distribution and service fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but will limit such fees to an aggregate of not more than 0.25% for Class A shares during the current fiscal year.
(9) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.
(10) The Fund's transfer agent has voluntarily agreed to waive a portion of its fee (which is included in other expenses) for Class A, B and C shares.
     This arrangement may be modified or terminated at any time. In addition, the Fund's advisor has contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, tax and interest expenses) do not exceed 0.80% annually on Class A, B and C shares through December 31, 2006.

 Example Expenses (your actual costs may be higher or lower)

       Class                             1 Year 3 Years 5 Years 10 Years
       Class A                            $676   $931   $1,248   $2,144
       -----------------------------------------------------------------
       Class B: did not sell your shares  $183   $609   $1,105   $2,278
                sold all your shares at
                the end of the period     $683   $909   $1,305   $2,278
       -----------------------------------------------------------------
       Class C: did not sell your shares  $183   $609   $1,105   $2,469
                sold all your shares at
                the end of the period     $283   $609   $1,105   $2,469

2. Effective July 1, 2004, similar language under the heading "Sales Charge" was replaced in its entirety with the following:

Purchases of less than $250,000:

                   -----------------------------------------
                    Class B Sales Charges

                   -----------------------------------------
                                                 % deducted
                                                 when shares
                   Holding period after purchase  are sold
                       Through first year           5.00
                       Through second year          4.00
                       Through third year           3.00
                       Through fourth year          3.00
                       Through fifth year           2.00
                       Through sixth year           1.00
                       Longer than six years        0.00

   Commission to financial advisors is 4.00%.

3. The disclosure under the heading "How to Exchange Shares" is revised in its entirety as follows:

   You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

4. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

   Purchases and exchanges should be made for investment purposes only. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

   Right to Reject or Restrict Orders and Close Accounts. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

   Limitations on the Ability to Identify or to Terminate Frequent Trading. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

   727-36/9885-0904                                             October 1, 2004

                         Columbia Dividend Income Fund

                Supplement to Prospectus Dated February 1, 2004
                             Class T and G Shares
                  (Replacing Supplement Dated March 15, 2004)

1. Effective October 1, 2004, the information in the charts under the headings "Annual Fund Operating Expenses" and "Example Expenses" is being replaced in its entirety with the following:

 Annual Fund Operating Expenses (deducted directly from Fund assets)

                                                    Class T    Class G
       Management fees/(6)/ (%)                     0.82       0.82
       -----------------------------------------------------------------
       Distribution and service (12b-1) fees (%)    0.00       0.95/(7)/
       -----------------------------------------------------------------
       Other expenses/(8)/ (%)                      0.68/(9)/  0.38
       -----------------------------------------------------------------
       Total annual fund operating expenses (%)     1.50       2.15
       -----------------------------------------------------------------
          Expense reimbursement/waiver/(10)/ (%)    0.40       0.40
       -----------------------------------------------------------------
          Net expenses/(10)/ (%)                    1.10       1.75

(6) The Fund pays a management fee of 0.75% and an administrative fee of 0.07%.
(7) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.
(8) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.
(9) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative services), but will limit such fees to an aggregate fee of not more than 0.30% during the current fiscal year.
(10) The Fund's transfer agent has voluntarily agreed to waive a portion of its fee (which is included in other expenses) for Class T and G shares. This arrangement may be modified or terminated at any time. In addition, the Fund's advisor has contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, tax and interest expenses) do not exceed 0.80% annually on Class T and G shares through December 31, 2006.

 Example Expenses (your actual costs may be higher or lower)

Class                                                 1 Year 3 Years 5 Years 10 Years
Class T                                                $681   $946   $1,273   $2,196
-------------------------------------------------------------------------------------
Class G did not sell your shares                       $178   $594   $1,079   $2,251
        sold all your shares at the end of the period  $678   $994   $1,379   $2,251

2. The disclosure under the heading "How to Exchange Shares" is revised in its entirety as follows:

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class T and Class G shares, once exchanged for Class A or Class B shares, may not be further exchanged for Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

3. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

Purchases and exchanges should be made for investment purposes only. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

Right to Reject or Restrict Orders and Close Accounts. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

Limitations on the Ability to Identify or to Terminate Frequent Trading. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

727-36/991S-0904                                                 October 1, 2004

                         Columbia Dividend Income Fund

                Supplement to Prospectus Dated February 1, 2004
                                Class Z Shares
                  (Replacing Supplement Dated March 15, 2004)

1. Effective October 1, 2004, the information in the charts under the headings "Annual Fund Operating Expenses" and "Example Expenses" is being replaced in its entirety with the following:

 Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(6)/ (%)                                  0.82
-------------------------------------------------------------
Distribution and service (12b-1) fees (%)                0.00
-------------------------------------------------------------
Other expenses/(7)/ (%)                                  0.38
-------------------------------------------------------------
Total annual fund operating expenses (%)                 1.20
-------------------------------------------------------------
   Expense reimbursement/waiver/(8)/ (%)                 0.40
-------------------------------------------------------------
   Net expenses/(8)/ (%)                                 0.80

(6) The Fund pays a management fee of 0.75% and an administrative fee of 0.07%.
(7) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.
(8) The Fund's transfer agent has voluntarily agreed to waive a portion of its fee (which is included in other expenses) for Class Z shares. This arrangement may be modified or terminated at any time. In addition, the Fund's advisor has contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, tax and interest expenses) do not exceed 0.80% annually through December 31, 2006.

 Example Expenses (your actual costs may be higher or lower)

                        1 Year 3 Years 5 Years 10 Years
                         $82    $300    $580    $1,381

2. The disclosure under the heading "How to Exchange Shares" is revised in its entirety as follows:

   You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

3. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

Purchases and exchanges should be made for investment purposes only. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

Right to Reject or Restrict Orders and Close Accounts. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

Limitations on the Ability to Identify or to Terminate Frequent Trading. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

727-36/989S-0904                                                 October 1, 2004